Schedule of estimated principal repayments (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
Notes and other explanatory information [abstract]
2025	$ 6,453
2026	9,492
2027	6,428
2028	12,242
2029 onwards	28,345
Total	$ 62,960